Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GUIDESTONE FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2025
Conservative Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Conservative Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Allocation Fund seeks current income and modest capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Conservative Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	●The Fund, primarily through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed income securities with a smaller percentage of equity securities.●The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.Asset Class(1)RangeFixed Income(2)(3)50-80%Equities(4)20-40%Real Assets(2)0-15%Alternatives(2)0-15%(1)All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives. (2)These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments. (3)The Fixed Income asset class may include impact-related investments. (4)The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.●The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.●The asset classes in which the Fund may invest through the Select Funds generally are divided into: ●Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles); ●Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);●Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and●Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.●The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.●The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.●In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods. In addition, the performance of Bloomberg US Treasury 1-3 Year Index, Russell 3000® Index, MSCI ACWI (All Country World Index) ex USA Index - Net and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 27, 2023, the Fund had different asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, during the same periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition, the performance of Bloomberg US Treasury 1-3 Year Index, Russell 3000® Index, MSCI ACWI (All Country World Index) ex USA Index - Net and a composite index are provided. The other securities market indexes show how the Fund’s performance compares with the returns of other securities market indexes that reflect market sectors in which the Fund invests, during the same periods.  The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various securities market indexes to reflect the market sectors in which the Fund invests, during the same periods. The performance of each index is shown for the same periods as shown for the performance of the Investor Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:7.51%6/30/2020Worst Quarter:(7.46)%3/31/2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/24
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Conservative Allocation Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Therefore, it is possible to lose money by investing in the Fund.
Conservative Allocation Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Conservative Allocation Fund | Alternative Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
Conservative Allocation Fund | Asset Allocation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
Conservative Allocation Fund | Below-Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
Conservative Allocation Fund | Controlling Voting Interest Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
Conservative Allocation Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise fails.
Conservative Allocation Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
Conservative Allocation Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Conservative Allocation Fund | Duration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
Conservative Allocation Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
Conservative Allocation Fund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
Conservative Allocation Fund | Faith-Based Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
Conservative Allocation Fund | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Following a period of historically low interest rates, the U.S. Federal Reserve raised rates multiple times in an effort to combat inflation in the U.S. economy. Though the Federal Reserve has since lowered interest rates slightly, it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
Conservative Allocation Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Conservative Allocation Fund | Growth Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
Conservative Allocation Fund | Impact Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
Conservative Allocation Fund | Inflation-Indexed Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
Conservative Allocation Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Conservative Allocation Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
Conservative Allocation Fund | Real Estate Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Conservative Allocation Fund | Risk of Investing in Underlying Funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
Conservative Allocation Fund | Small Capitalization Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
Conservative Allocation Fund | U.S. Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Conservative Allocation Fund | Value Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Conservative Allocation Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 859
Conservative Allocation Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	$ 1,155
2015	rr_AnnualReturn2015	(1.69%)
2016	rr_AnnualReturn2016	4.82%
2017	rr_AnnualReturn2017	7.11%
2018	rr_AnnualReturn2018	(2.13%)
2019	rr_AnnualReturn2019	10.73%
2020	rr_AnnualReturn2020	6.92%
2021	rr_AnnualReturn2021	3.81%
2022	rr_AnnualReturn2022	(10.17%)
2023	rr_AnnualReturn2023	8.80%
2024	rr_AnnualReturn2024	6.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.46%)
Conservative Allocation Fund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.86%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.69%	[2]
Ten Years	rr_AverageAnnualReturnYear10	2.10%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[2]
Conservative Allocation Fund | before taxes | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.96%
Five Years	rr_AverageAnnualReturnYear05	3.23%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 23, 2015
Conservative Allocation Fund | before taxes | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.68%
Five Years	rr_AverageAnnualReturnYear05	2.97%
Ten Years	rr_AverageAnnualReturnYear10	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Conservative Allocation Fund | after taxes on distributions and sale of Fund shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.12%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	1.90%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	2.21%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[2],[3]
Conservative Allocation Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.25%	[4]
Five Years	rr_AverageAnnualReturnYear05	(0.33%)	[4]
Ten Years	rr_AverageAnnualReturnYear10	1.35%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[4]
Conservative Allocation Fund | Bloomberg US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.03%
Five Years	rr_AverageAnnualReturnYear05	1.36%
Ten Years	rr_AverageAnnualReturnYear10	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Conservative Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.81%
Five Years	rr_AverageAnnualReturnYear05	13.86%
Ten Years	rr_AverageAnnualReturnYear10	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Conservative Allocation Fund | MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.53%
Five Years	rr_AverageAnnualReturnYear05	4.10%
Ten Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Conservative Allocation Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.74%
Five Years	rr_AverageAnnualReturnYear05	4.21%
Ten Years	rr_AverageAnnualReturnYear10	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%

[1]	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
[4]	Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.